UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       CAVU Capital Advisors, LLC

Address:    20 Marshall Street, Suite 102
            South Norwalk, CT 06854

13F File Number: 028-13419

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       James Gilmore
Title:      Chief Financial Officer
Phone:      203-286-0453

Signature, Place and Date of Signing:


/s/James Gilmore                  South Norwalk, CT            May 16, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   24

Form 13F Information Table Value Total:  $23,892
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                     FORM 13F INFORMATION TABLE
                                                     CAVU Capital Advisors, LLC
                                                           March 31, 2011
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6    COL 7        COLUMN 8

                                                           VALUE     SHRS OR SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT PRN CALL   DISCRETION   MNGRS  SOLE   SHARED   NONE
--------------                --------------    -----      -------   ------- --- ----   ----------   -----  ----   ------   ----
BJS WHOLESALE CLUB INC        COM              05548J106    566      11,600  SH         Sole         None   11,600
BOEING CO                     COM              097023105    370       5,000  SH         Sole         None    5,000
COLGATE PALMOLIVE CO          COM              194162103  1,922      25,000      Call   Sole         None   25,000
COLGATE PALMOLIVE CO          COM              194162103    192       2,500      Put    Sole         None    2,500
CROCS INC                     COM              227046109  1,070      60,000  SH         Sole         None   60,000
CSX CORP                      COM              126408103    393       5,000  SH         Sole         None    5,000
DEMANDTEC INC                 COM NEW          24802R506    395      30,045  SH         Sole         None   30,045
EATON CORP                    COM              278058102    725      13,072  SH         Sole         None   13,072
FORD MTR CO DEL               COM PAR $0.01    345370860  1,118      75,000  SH         Sole         None   75,000
FOSSIL INC                    COM              349882100  1,498      16,000  SH         Sole         None   16,000
GOODYEAR TIRE & RUBR CO       COM              382550101    899      60,000  SH         Sole         None   60,000
GREEN MTN COFFEE ROASTERS IN  COM              393122106    362       5,600  SH         Sole         None    5,600
HOME DEPOT INC                COM              437076102  1,297      35,000  SH         Sole         None   35,000
KELLOGG CO                    COM              487836108    810      15,000  SH         Sole         None   15,000
MANITOWOC INC                 COM              563571108    547      25,000  SH         Sole         None   25,000
NEWMONT MINING CORP           COM              651639106  1,228      22,500  SH         Sole         None   22,500
PACCAR INC                    COM              693718108    785      15,000  SH         Sole         None   15,000
PEPSICO INC                   COM              713448108  2,087      32,400  SH         Sole         None   32,400
ROSS STORES INC               COM              778296103  1,045      14,700  SH         Sole         None   14,700
ROYAL CARIBBEAN CRUISES LTD   COM              V7780T103    413      10,000  SH         Sole         None   10,000
RYLAND GROUP INC              COM              783764103    239      15,000  SH         Sole         None   15,000
SHUFFLE MASTER INC            COM              825549108    244      22,818  SH         Sole         None   22,818
SPDR S&P 500 ETF TR           TR UNIT          78462F103  5,136      45,000      Put    Sole         None   45,000
TRW AUTOMOTIVE HLDGS CORP     COM              87264S106    551      10,000  SH         Sole         None   10,000

SK 25439 0001 1195373